Derivative and Hedging Activities - Information about Interest Rate Swaps Designated as Cash Flow Hedges (Details) - Interest Rate Swap - Cash Flow Hedging - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional amounts	$ 2,250,000	$ 2,250,000	$ 800,000
Cash collateral posted	$ 35,109	$ 45,532	$ 1,185
Weighted average pay rates	1.27%	1.27%	1.62%
Weighted average receive rates	0.20%	0.23%	1.90%
Weighted average maturity	1 year 8 months 12 days	1 year 10 months 24 days	2 years 6 months